TAXES ON INCOME (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income before taxes, as reported in the consolidated statements of operations	$ 3,148	$ 3,305	$ 2,835
Statutory tax rate	26.50%	26.50%	25.00%
Theoretical tax expense on the above amount at the Israeli statutory tax rate	$ 834	$ 876	$ 709
Income tax at rate other than the Israeli statutory tax rate	361	353	310
Tax advances, withholding tax and non-deductible expenses, including stock-based compensation expenses	1,338	897	518
Losses for which a valuation allowance was provided (utilized)	209	1,101	(2,929)
Tax adjustment in respect of different tax rates	0	0	(148)
State and Federal taxes	137	136	163
Foreign exchange	0	17	(20)
Impairment of tax advances	0	0	64
Other	(97)	11	(71)
Actual tax expense (benefit)	$ 2,782	$ 3,391	$ (1,404)